Restricted cash (Tables)	12 Months Ended
Dec. 31, 2021
Restricted Cash and Investments [Abstract]
Schedule of restricted cash
Restricted cash consists of the following:

(In $ millions)	December 31, 2021	December 31, 2020
		(As adjusted)
Accounts pledged as collateral for performance bonds and similar guarantees (i)	42	48
Proceeds from rig sales (ii)	47	—
Demand deposit pledged as collateral for tax related guarantee (iii)	63	65
Accounts pledged as collateral for SFL leases (iv)	37	22
Other	34	33

Total restricted cash	223	168

(i)	Cash collateral in respect to bank guarantee facilities with Danske Bank and DNB.

(ii)	Proceeds from rig disposals to be paid to the lenders in 2022 and classified as restricted until then.

(iii)
We placed a total of 330 million Brazilian Reais of collateral with BTG Pactual under a letter of credit agreement. This related to long-running tax disputes which are currently being litigated through the Brazilian courts. This is held as non-current
in the Consolidated Balance Sheet.

(iv)	Accounts pledged to SFL for lease arrangements for the West Linus and West Hercules.
Restricted cash is presented in our Consolidated Balance Sheets as follows:

(In $ millions)	December 31, 2021	December 31, 2020
		(As adjusted)
Current restricted cash	160	103
Non-current restricted cash	63	65

Total restricted cash	223	168